Property, plant and equipment - Schedule of Property, Plant and Equipment (Including Assets Held Under Finance Leases) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 9,717	€ 9,651
Acquisitions and other increases	1,310	1,261	€ 1,459
Property, plant and equipment, ending balance	9,365	9,717	9,651
Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	23,568	22,697	21,978
Changes in scope of consolidation	10		22
Acquisitions and other increases	1,310	1,261	1,459
Disposals and other decreases	(487)	(319)	(669)
Currency translation differences	(711)	200	111
Transfers	(521)	(271)	(204)
Property, plant and equipment, ending balance	23,169	23,568	22,697
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(13,851)	(13,046)	(12,399)
Depreciation expense	(1,143)	(1,137)	(1,137)
Impairment losses, net of reversals	(43)	(98)	(95)
Disposals and other decreases	460	313	526
Currency translation differences	345	(92)	(58)
Transfers	428	209	117
Property, plant and equipment, ending balance	(13,804)	(13,851)	(13,046)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	244	264
Property, plant and equipment, ending balance	226	244	264
Land | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	255	283	318
Changes in scope of consolidation	0		0
Acquisitions and other increases	0	0	0
Disposals and other decreases	(11)	(3)	(23)
Currency translation differences	(13)	6	0
Transfers	5	(31)	(12)
Property, plant and equipment, ending balance	236	255	283
Land | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(11)	(19)	(20)
Depreciation expense	0	0	0
Impairment losses, net of reversals	0	(4)	(8)
Disposals and other decreases	1	2	8
Currency translation differences	0	0	0
Transfers	0	10	1
Property, plant and equipment, ending balance	(10)	(11)	(19)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,217	3,087
Property, plant and equipment, ending balance	2,930	3,217	3,087
Buildings | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	7,282	6,883	6,768
Changes in scope of consolidation	6		6
Acquisitions and other increases	16	10	22
Disposals and other decreases	(173)	(42)	(227)
Currency translation differences	(264)	80	57
Transfers	(39)	351	257
Property, plant and equipment, ending balance	6,828	7,282	6,883
Buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(4,065)	(3,796)	(3,612)
Depreciation expense	(356)	(357)	(351)
Impairment losses, net of reversals	(24)	(33)	(24)
Disposals and other decreases	168	54	170
Currency translation differences	127	(40)	(29)
Transfers	252	107	50
Property, plant and equipment, ending balance	(3,898)	(4,065)	(3,796)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,393	3,238
Property, plant and equipment, ending balance	3,335	3,393	3,238
Machinery and equipment | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	11,053	10,468	10,145
Changes in scope of consolidation	3		11
Acquisitions and other increases	40	50	48
Disposals and other decreases	(177)	(148)	(272)
Currency translation differences	(276)	64	26
Transfers	484	619	510
Property, plant and equipment, ending balance	11,127	11,053	10,468
Machinery and equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(7,660)	(7,230)	(6,885)
Depreciation expense	(605)	(586)	(595)
Impairment losses, net of reversals	(12)	(4)	(40)
Disposals and other decreases	166	140	235
Currency translation differences	169	(40)	(15)
Transfers	150	60	70
Property, plant and equipment, ending balance	(7,792)	(7,660)	(7,230)
Fixtures, fittings and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	603	665
Property, plant and equipment, ending balance	543	603	665
Fixtures, fittings and other | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,587	2,579	2,450
Changes in scope of consolidation	1		4
Acquisitions and other increases	46	56	71
Disposals and other decreases	(123)	(114)	(127)
Currency translation differences	(67)	17	17
Transfers	80	49	164
Property, plant and equipment, ending balance	2,524	2,587	2,579
Fixtures, fittings and other | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,984)	(1,914)	(1,804)
Depreciation expense	(182)	(194)	(191)
Impairment losses, net of reversals	(7)	(2)	(11)
Disposals and other decreases	117	106	110
Currency translation differences	49	(12)	(14)
Transfers	26	32	(4)
Property, plant and equipment, ending balance	(1,981)	(1,984)	(1,914)
Property, plant and equipment in process
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,260	2,397
Property, plant and equipment, ending balance	2,331	2,260	2,397
Property, plant and equipment in process | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,391	2,484	2,297
Changes in scope of consolidation	0		1
Acquisitions and other increases	1,208	1,145	1,318
Disposals and other decreases	(3)	(12)	(20)
Currency translation differences	(91)	33	11
Transfers	(1,051)	(1,259)	(1,123)
Property, plant and equipment, ending balance	2,454	2,391	2,484
Property, plant and equipment in process | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(131)	(87)	(78)
Depreciation expense	0	0	0
Impairment losses, net of reversals	0	(55)	(12)
Disposals and other decreases	8	11	3
Currency translation differences	0	0	0
Transfers	0	0	0
Property, plant and equipment, ending balance	€ (123)	€ (131)	€ (87)